Indebtedness - Summary of Principal Maturity Schedule (Details) - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Debt Instrument [Line Items]
2022		$ 24,022	$ 31,793
2023		45,058	38,563
2024		17,027	22,652
2025		265,123	109,581
2026		79	75
Thereafter		143,736	104,031
Total		495,045	306,695		$ 281,533
First Financial Loan
Debt Instrument [Line Items]
2022		8,659	14,110
2023		15,291	15,890
2024		0
2025		0
2026		0
Thereafter		0
Total		23,950	30,000
New ABL Credit Facility
Debt Instrument [Line Items]
2022		0
2023		0
2024		0
2025		0
2026		0
Thereafter		143,350
Total		143,350
New Term Loan Credit Facility
Debt Instrument [Line Items]
2022		7,560
2023		15,120
2024		15,120
2025		264,580
2026		0
Thereafter		0
Total		302,380
Other Indebtedness
Debt Instrument [Line Items]
2022			808
2023			173
2024			152
2025			101
2026			75
Thereafter			386
Total			1,695
Alpine Promissory Note
Debt Instrument [Line Items]
Thereafter	[1]		16,717
Total	[1],[2]		16,717
Best Flow Note
Debt Instrument [Line Items]
Thereafter	[1]		10,827
Total	[1],[2]		10,827
Best Flow Credit Facility
Debt Instrument [Line Items]
Thereafter	[1]		7,101
Total	[2]		7,101	[1]	37,303
Term Loan
Debt Instrument [Line Items]
2022	[1]		16,875
2023	[1]		22,500
2024	[1]		22,500
2025	[1]		109,480
Total			171,355	[1]	$ 137,355
ABL Credit Facility
Debt Instrument [Line Items]
Thereafter	[1]		69,000
Total	[1]		$ 69,000
Flotek Convertible Notes
Debt Instrument [Line Items]
2022		0
2023		12,739
2024		0
2025		0
2026		0
Thereafter		0
Total		12,739
Other
Debt Instrument [Line Items]
2022		7,803
2023		1,908
2024		1,907
2025		543
2026		79
Thereafter		386
Total		$ 12,626

[1]	Principal maturity for these facilities reflect the terms of the New ABL Credit Facility, the New Term Loan Credit Facility and the Equify Bridge Note which refinanced these facilities subsequent to December 31, 2021, however the presented amounts due at maturity in the schedule above are limited by the balances outstanding as of December 31, 2021. See Note 11 - Subsequent Events for additional detail and a schedule of the full principal repayment obligations as of March 30, 2022.
[2]	Related party debt agreements.